NOTE 11 - STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
NOTE 11 - STOCKHOLDERS EQUITY - Summary of Warrant Activity
	Warrants Outstanding
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining life (years)

Outstanding, December 31, 2021	—	$—	—
Granted	1,413,804	0.34	5.00
Exercised	—	—	—
Forfeited/canceled	—	—	—
Outstanding, March 31, 2022	1,413,804	$0.34	4.93

Exercisable Warrants, March 31, 2022	1,413,804	$0.34	4.93

NOTE 11 - STOCKHOLDERS EQUITY - Summary of Outstanding Warrants

Warrants Outstanding			Warrants Exercisable
Number of Warrants	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
941,599	4.93	$0.34	941,599	$0.34
472,205	4.94	0.34	472,205	0.34

1,413,804	4.93	$0.34	1,413,804	$0.34